Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Deferred income	$ 1,017,081	$ 1,412,759